S000093501 [Member] Expense Example - Northern Trust Short-Term Tax-Exempt Bond ETF - Northern Trust Short-Term Tax-Exempt Bond ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 16